Cover Page	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ALLURION TECHNOLOGIES, INC.
Entity Central Index Key	0001964979
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Entity Primary SIC Number	3841
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Contact Personnel Name	Shantanu Gaur